Supplementary Financial Statement Information - Schedule of Revenue by Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues	$ 2,159	$ 476	$ 10,743